SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Measurement Inputs of Derivative Liability (Details)	Dec. 31, 2021 $ / shares	Sep. 13, 2021 $ / shares	Jun. 22, 2021 $ / shares
Stock price | Wabash Valley Resources, Amended Membership Interest Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	9.87	10.03
Exercise price | Wabash Valley Resources, Amended Membership Interest Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	14.86	14.86
Expected volatility | Wabash Valley Resources, Amended Membership Interest Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	100	95
Risk-free interest rate | Wabash Valley Resources, Amended Membership Interest Purchase Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.18	0.07
Derivative Financial Instruments, Put Right Liabilities | Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			17.32
Derivative Financial Instruments, Put Right Liabilities | Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			14.86
Derivative Financial Instruments, Put Right Liabilities | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.95
Derivative Financial Instruments, Put Right Liabilities | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0.0010